Accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued liabilities
Schedule of current accrued liabilities

	2022		2021
Fuel and traffic accrued expenses	US$	105,284	US$	88,389
Maintenance and aircraft parts accrued expenses		25,172		22,667
Salaries and benefits		19,091		21,017
Accrued administrative expenses		12,517		9,564
Sales, marketing and distribution accrued expenses		7,636		18,772
Maintenance deposits		5,933		8,267
Deferred revenue from V Club membership		4,967		3,665
Information and communication accrued expenses		2,979		1,987
Supplier services agreement		2,262		1,154
Others		408		2,233
Benefits from suppliers		270		378
Advances from travel agencies		53		3
	US$	186,572	US$	178,096

Schedule of non-current accrued liabilities

	2022		2021
Supplier services agreement	US$	12,914	US$	763
Benefits from suppliers		—		441
Other		369		271
	US$	13,283	US$	1,475